CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 77,236	¥ 537,701	¥ 530,984
Time deposits	11,934	83,081	158,585
Restricted cash			14,700
Accounts receivable, net of allowance for doubtful accounts	4,516	31,442	39,901
Amounts due from related parties	2,369	16,492	9,938
Prepaid expenses and other current assets	19,038	132,539	171,466
Total current assets	115,093	801,255	925,574
Time deposits-non current	58	406	517
Accounts receivable, net of allowance for doubtful accounts-non current	104	724	12,157
Amount due from a related party			6,500
Property and equipment, net	82,828	576,633	626,068
Intangible assets, net	2,538	17,669	19,046
Right-of-use assets	111,102	773,472
Goodwill	7,582	52,782	52,782
Long-term investments, net	9,735	67,773	59,651
Deferred income tax assets	14,334	99,789	53,752
Other non-current assets	17,455	121,517	122,000
Total assets	360,829	2,512,020	1,878,047
Current liabilities:
Short-term bank loans	12,807	89,162	13,726
Accounts payable	2,379	16,563	18,529
Amounts due to related parties	34	239	872
Operating lease liabilities-current	34,719	241,710
Income taxes payable	10,008	69,671	71,847
Deferred revenue-current	223,280	1,554,431	830,019
Accrued expenses and other current liabilities	57,106	397,558	365,428
Total current liabilities	340,333	2,369,334	1,300,421
Deferred revenue-non current	4,530	31,539
Operating lease liabilities-non current	73,086	508,810
Other non-current liabilities	776	5,401	5,983
Total liabilities	418,725	2,915,084	1,306,404
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	184,517	1,284,573	1,222,072
Accumulated other comprehensive income	7,381	51,386	50,472
Accumulated deficit	(183,752)	(1,279,248)	(243,162)
Total equity (deficit) attributable to the shareholders of Tarena International, Inc.	(57,463)	(400,047)	572,618
Non-controlling interest	(433)	(3,017)	(975)
Total liabilities and equity	360,829	2,512,020	1,878,047
Common Class A
Shareholders' equity:
Ordinary shares	48	337	331
Treasury shares (7,099,141 Class A ordinary shares as of December 31, 2018 and 2019, at cost)	(65,668)	(457,169)	(457,169)
Common Class B
Shareholders' equity:
Ordinary shares	$ 11	¥ 74	¥ 74